RELATED PARTY TRANSACTION - Narratives (Details) - SL BIO LTD - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2023
RELATED PARTY TRANSACTION
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related Party	Related Party
Other Liability, Related Party [Extensible Enumeration]	Related Party	Related Party
Related Party
RELATED PARTY TRANSACTION
Due from affiliates	$ 0	$ 0
Due to affiliates	$ 0	$ 0
Related Party | Operating lease arrangement | SL Link Co., Ltd.
RELATED PARTY TRANSACTION
Initial lease term			53 months